AB Growth Fund

Portfolio of Investments

April 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Information Technology – 26.7%
Communications Equipment – 1.4%
Arista Networks, Inc.(a)	240,093	$19,752,451

IT Services – 0.5%
Shopify, Inc. - Class A(a)	66,268	6,295,460

Semiconductors & Semiconductor Equipment – 12.0%
Astera Labs, Inc.(a)	145,259	9,486,865
Broadcom, Inc.	210,022	40,422,935
NVIDIA Corp.	825,701	89,935,353
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	84,922	14,155,648
Texas Instruments, Inc.	93,222	14,920,181

		168,920,982

Software – 12.8%
AppLovin Corp. - Class A(a)	28,861	7,772,556
Cadence Design Systems, Inc.(a)	70,673	21,042,179
CyberArk Software Ltd.(a)	42,870	15,097,099
HubSpot, Inc.(a)	26,055	15,932,632
Manhattan Associates, Inc.(a)	74,486	13,213,072
Microsoft Corp.	172,852	68,321,481
Pony AI, Inc. (ADR)(a) (b)	456,787	4,152,194
ServiceNow, Inc.(a)	23,292	22,244,093
Synopsys, Inc.(a)	26,988	12,387,762

		180,163,068

		375,131,961

Consumer Discretionary – 17.0%
Automobiles – 1.0%
Ferrari NV	29,340	13,548,625

Broadline Retail – 6.5%
Amazon.com, Inc.(a)	499,228	92,067,628

Hotels, Restaurants & Leisure – 3.8%
Chipotle Mexican Grill, Inc.(a)	527,113	26,629,749
DoorDash, Inc. - Class A(a)	71,116	13,717,565
Texas Roadhouse, Inc.	76,500	12,695,940

		53,043,254

Specialty Retail – 3.2%
Home Depot, Inc. (The)	81,929	29,534,585
Tractor Supply Co.	316,905	16,041,731

		45,576,316

Textiles, Apparel & Luxury Goods – 2.5%
Lululemon Athletica, Inc.(a)	40,663	11,010,321
On Holding AG - Class A(a)	502,481	24,174,361

		35,184,682

		239,420,505

Company	Shares	U.S. $ Value

Health Care – 16.1%
Biotechnology – 3.3%
United Therapeutics Corp.(a)	42,177	$12,783,427
Vertex Pharmaceuticals, Inc.(a)	65,559	33,402,310

		46,185,737

Health Care Equipment & Supplies – 2.7%
Intuitive Surgical, Inc.(a)	53,487	27,588,594
Stryker Corp.	28,280	10,574,458

		38,163,052

Health Care Providers & Services – 1.8%
McKesson Corp.	16,440	11,718,267
UnitedHealth Group, Inc.	33,906	13,950,285

		25,668,552

Health Care Technology – 1.6%
Veeva Systems, Inc. - Class A(a)	96,376	22,522,108

Life Sciences Tools & Services – 1.9%
Mettler-Toledo International, Inc.(a)	10,741	11,498,993
Waters Corp.(a)	41,436	14,408,540

		25,907,533

Pharmaceuticals – 4.8%
Eli Lilly & Co.	64,109	57,630,785
Zoetis, Inc.	63,559	9,940,628

		67,571,413

		226,018,395

Communication Services – 13.8%
Entertainment – 5.1%
Netflix, Inc.(a)	63,040	71,343,629

Interactive Media & Services – 8.7%
Alphabet, Inc. - Class C	249,678	40,170,693
Meta Platforms, Inc. - Class A	130,504	71,646,696
Reddit, Inc. - Class A(a)	88,700	10,339,759

		122,157,148

		193,500,777

Financials – 9.4%
Capital Markets – 1.9%
Cboe Global Markets, Inc.	98,605	21,870,589
Houlihan Lokey, Inc.	26,600	4,311,328

		26,181,917

Financial Services – 5.6%
Fiserv, Inc.(a)	70,420	12,997,419
Visa, Inc. - Class A	191,751	66,249,971

		79,247,390

Company	Shares	U.S. $ Value

Insurance – 1.9%
Axis Capital Holdings Ltd.	141,270	$13,607,127
Progressive Corp. (The)	46,480	13,095,275

		26,702,402

		132,131,709

Industrials – 7.9%
Aerospace & Defense – 0.7%
Axon Enterprise, Inc.(a)	15,133	9,281,069

Building Products – 1.2%
Otis Worldwide Corp.	98,575	9,489,815
Trex Co., Inc.(a)	138,120	7,986,098

		17,475,913

Commercial Services & Supplies – 1.7%
Copart, Inc.(a)	391,867	23,915,643

Ground Transportation – 1.3%
Saia, Inc.(a)	73,007	17,813,708

Machinery – 0.4%
ITT, Inc.	41,890	5,739,768

Professional Services – 2.2%
Verisk Analytics, Inc.	104,374	30,939,585

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	9,393	5,931,210

		111,096,896

Consumer Staples – 6.7%
Beverages – 3.2%
Celsius Holdings, Inc.(a)	468,852	16,391,066
Monster Beverage Corp.(a)	475,355	28,578,342

		44,969,408

Consumer Staples Distribution & Retail – 3.5%
Casey’s General Stores, Inc.	52,580	24,322,982
Costco Wholesale Corp.	24,355	24,221,048

		48,544,030

		93,513,438

Materials – 1.0%
Chemicals – 1.0%
Sherwin-Williams Co. (The)	38,763	13,680,238

Total Common Stocks (cost $890,129,864)		1,384,493,919

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $52,367)	51,340	129,633

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(e) (f) (g) (cost $20,066,963)	20,066,963	$20,066,963

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $910,249,194)		1,404,690,515

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(e) (f) (g) (cost $4,522,070)	4,522,070	4,522,070

Total Investments – 100.3% (cost $914,771,264)(h)		1,409,212,585
Other assets less liabilities – (0.3)%		(4,490,414)

Net Assets – 100.0%		$1,404,722,171

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of April 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $512,973,119 and gross unrealized depreciation of investments was $(18,531,798), resulting in net unrealized appreciation of $494,441,321.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

AB Growth Fund

April 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,384,493,919	$—	$—	$1,384,493,919
Rights	—	—	129,633	129,633
Short-Term Investments	20,066,963	—	—	20,066,963
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,522,070	—	—	4,522,070

Total Investments in Securities	1,409,082,952	—	129,633	1,409,212,585
Other Financial Instruments(b)	—	—	—	—

Total	$1,409,082,952	$—	$129,633	$1,409,212,585

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2025 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$29,656	$246,757	$256,346	$20,067	$562
AB Government Money Market Portfolio*	0	94,588	90,066	4,522	71
Total	$29,656	$341,345	$346,412	$24,589	$633

*	Investments of cash collateral for securities lending transactions.